Accumulated Other Comprehensive Income (Loss) - Components of accumulated other comprehensive income included in stockholders' equity (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net-of-tax amount	$ 711,483	$ (1,386,964)
Net unrealized gain (loss) on securities available-for-sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (loss) on securities available-for-sale, before tax	1,078,004	(2,101,461)
Tax effect	(366,521)	714,497
Net-of-tax amount	$ 711,483	$ (1,386,964)